Property, Plant, & Equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Property, plant and equipment, net	$ 426,064		$ 419,307
Plant and equipment accumulated depreciation	129,999		104,689
Depreciation expense	25,300	$ 14,500
Hydraulic Fracturing Equipment [Member]
Property, plant and equipment, net	25,300		29,500
Plant and equipment accumulated depreciation	$ 8,400		$ 5,200